PREPAID EXPENSE AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
PREPAID EXPENSE AND OTHER ASSETS
Schedule of prepaid expenses and other assets

	December 31, 2015	December 31, 2016
	RMB	RMB
Funds receivable from external payment network providers (i)	197,904	306,758
Prepaid VAT and surcharge tax	27,536	86,767
Tax refund receivable (ii)	—	47,338
Prepaid expense	14,354	10,540
Others	6,929	15,360

Total	246,723	466,763

(i)

The Company opened accounts with external online payment service providers to collect and transfer loan funds and interest to investors or borrowers, repay and collect the default loan principal and interest, then transfer to the bank accounts of China Guangfa Bank. The Company also uses such accounts to collect the transaction fee and service fee. The balance of funds receivable from external payment network providers mainly includes accumulated amounts of transaction fee, service fee received at the balance sheet date.

(ii)

Yi Ren Heng Ye was recognized as a Software Enterprise and thereby entitled to enjoy full exemption from EIT for two years since the first year of profit, i.e., 2015 and 2016. The income tax of RMB47 millions already paid for 2016 was recognized as tax refund receivable upon the confirmation of the tax exemption status in 2016.